Prepaid and accrued expenses - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid And Accrued Expenses [Line Items]
Prepaid expenses	$ 5,715	$ 1,490
Upfront Payments [Member]
Prepaid And Accrued Expenses [Line Items]
Prepaid expenses	$ 4,300